Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Mar. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of condensed financial information
	As of	As of
	March 31,	September 30,
	2023	2022
	(Unaudited)
ASSETS
Cash and cash equivalents	$12,742	$17673
Prepayments, deposits and other current assets	8,828,142	8828142
Investment in subsidiaries	13,015,887	13,340,885
Total assets	$21,856,771	$22,186,700

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$-	$-

SHAREHOLDERS’ EQUITY
Ordinary share, $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of March 31, 2023 and 2022	1,401	1,401
Additional paid-in capital	23,256,219	23,256,219
Retained earnings	(1,400,851)	(1,070,920)
Accumulated other comprehensive loss	-	-
Total equity of the Company’s shareholders	21,856,771	22,186,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$21,856,771	$22,186,700

	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Operating expenses:
General and administrative expenses	$(329,931)	$-
Total operating expenses	(329,931)	-

Net loss	$(329,931)	$-
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	$(329,931)	$-

Total comprehensive loss	$(329,931)	$-

	For the six months ended
	March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Cash Flows from Operating Activities:
Net loss	$(329,931)	$-
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	325,000	-
Net cash used in operating activities	(4,931)	-

Cash Flows from Investing Activities:
Long-term investment	-	-
Net cash used in investing activities	-	-

Cash Flows from Financing Activities:
Proceeds received from stock issuance	-	-
Payments to related parties	-	-
Net cash provided by financing activities		-

Effect of changes in currency exchange rates	-	-

Net (decrease) increase in cash and cash equivalents	(4,931)	-
Cash, cash equivalents and restricted cash at the beginning of year	17,673	-
Cash and cash equivalents and restricted cash at the end of year	$12,742	$-